GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended			6 Months Ended
	Jan. 04, 2021 USD ($) $ / shares shares	Nov. 02, 2020 USD ($) shares	Sep. 02, 2020 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares shares	Aug. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Operating loss							$ (16,062)	$ (13,705)
Number of shares issue | shares	883,534	3,920,000	5,882,353						41,202,018	41,170,168
Ordinary shares and pre-funded warrants amount		$ 12,000	$ 10,000
Pre-funded warrants | shares		883,534
Price per share | ₪ / shares									₪ 0.02	₪ 0.02
Aggregate offering price					$ 50,000
At Market Offering Atm [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issue | shares				726,832		3,803,594
Price per share | $ / shares				$ 3.64		$ 7.36
Proceeds from issuing shares				$ 2,600		$ 28,000
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash investment											$ 10,000
Ownership percentage held by other entity in subsidiary											27.84%
Pre Funded Warrants [Member]
Disclosure of detailed information about business combination [line items]
Exercised	883,534
Price per share | $ / shares	$ 0.01
Exercise price of outstanding share options | $ / shares	$ 9